Condensed Financial Information of the Parent Company - Schedule of Balance Sheet (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Sep. 30, 2025		Sep. 30, 2024
Class A Ordinary Shares
Schedule of Balance Sheet [Line Items]
Ordinary Shares par value (in Dollars per share)	[1],[2]	$ 0.00003		$ 0.00003
Ordinary shares, shares authorized (in Shares)	[1],[2]	30,000,000,000		30,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	25,844,079	[2]	1,410,001
Ordinary shares, shares outstanding (in Shares)	[1],[2]	25,844,079		141,000
Class B Ordinary Shares
Schedule of Balance Sheet [Line Items]
Ordinary Shares par value (in Dollars per share)		$ 0.00003		$ 0.00003
Ordinary shares, shares authorized (in Shares)		4,000,000,000		4,000,000,000
Ordinary shares, shares issued (in Shares)		3,723,975		848,203
Ordinary shares, shares outstanding (in Shares)		3,723,975		848,203

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).
[2]	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 11).